Revenue (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Revenue
Revenue	$ 24,668,840
Online VIP membership revenue
Revenue
Revenue	19,271,739
Online SVIP membership revenue
Revenue
Revenue	5,054,983
Technical service revenue
Revenue
Revenue	$ 342,118